Other Current Assets and Other Noncurrent Assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Current Assets and Other Noncurrent Assets
22.	Other Current Assets and Other Noncurrent Assets

	December 31,
	2018	2019
	(in thousands)
Refundable and overpaid tax	$1,351,646	1,458,170
Refundable deposits	716,097	663,911
Prepayment for equipment	650,727	453,300
Prepayments for purchases	230,793	158,521
Long-term receivables	930,001	5,812
Long-term prepaid rents	1,364,111	-
Others	2,869,869	2,961,194
	8,113,244	5,700,908
Less: current	(2,941,598)	(3,295,562)
Noncurrent	$5,171,646	2,405,346

The long-term prepaid rents were reclassified to right-of-use assets on January 1, 2019 upon the initial adoption of IFRS 16. See note 4(a).